Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Foreign currency loss	₩ 2,957,048	₩ 1,161,628	₩ 1,730,703
Loss on disposal of property, plant and equipment	54,432	64,350	60,294
Impairment loss on property, plant and equipment	1,260,436	19,085	38,494
Loss on disposal of intangible assets	193		368
Impairment loss on intangible assets	136,372	29,488	79,593
Impairment loss on investments	7,736
Donations	1,767	1,099	934
Loss on liquidation of investments in subsidiaries			72,654
Others	28,430	5,209	16,240
Other expenses	₩ 4,446,414	₩ 1,280,859	₩ 1,999,280